Share-Based Payment (Details) - Schedule of Share-Based Payment	6 Months Ended
Jun. 30, 2024 shares
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2017
Quantity granted (Units)	106,300	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2018
Quantity granted (Units)	34,000	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2019
Quantity granted (Units)	186,000	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 05, 2021
Quantity granted (Units)	207,412	[1]
Contract period	5 years
Vesting conditions	Note 3
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 05, 2021
Quantity granted (Units)	113,524	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 23, 2022
Quantity granted (Units)	274,682	[1]
Contract period	5 years
Vesting conditions	Note 2
Obtain professional service through share-based payment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity granted (Units)	5,388	[1]
Vesting conditions	Upon completion of services
Contract period	Upon completion of services

[1]	On the Closing Date, with capital recapitalization as provided in Note 15, each outstanding share option was converted with the conversion ratio approximately of 4.82 share options. Shares outstanding for the periods have been restated for the 10-to-1 reverse stock split effective April 15, 2024.